SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES
SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES

NOTE 19 - SHARES ISSUED TO NONEMPLOYEE, EMPLOYEE AND DIRECTOR

On December 15, 2022, the Company entered into a Services Agreement with Looi Pei See (the “Looi Pei See Agreement”) to engage her as a consultant to develop the retail markets for the Company’s products and services in Malaysia and Singapore. The Company will pay Looi Pei See by the issuance of 1,140,000 shares of the Company’s restricted common stock on or before December 31, 2022. The shares were issued on December 31, 2022, for service period from December 15, 2022, to December 14, 2025. The fair value of 1,140,000 shares was $228,000 which was calculated based on stock price of $ 0.20 per share on December 31, 2022 (date of final board approval and grant date) and is being amortized over the vesting period. During the period ended September 30, 2025, the Company charged $19,139 to selling, general and administrative expenses as consulting expenses.

On October 23, 2023, the Company, through its wholly-owned subsidiary VRI, entered into a Services Agreement (the “Fosnacht Agreement”) with Donald R. Fosnacht to engage him as National Certification and Extensive BCR (Biochar Carbon Removal) Implementation Specialist to develop and implement a comprehensive strategy to obtain national and regional certification and endorsement for carbon net-negative construction products with high biochar content, encompassing asphalt, concrete, and soil stabilization as designated in the Agreement. Under the Agreement, the Company will pay Donald R. Fosnacht by the issuance of 1,000,000 shares of the Company’s restricted common stock on or before January 31, 2024. The term of the Fosnacht Agreement will remain effective until December 31, 2025, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. The fair value of 1,000,000 shares was $134,000 which was calculated based on stock price of $ 0.134 per share on January 31, 2024 (date of final board approval and grant date) and is being amortized over the vesting period. During the period ended September 30, 2025, the Company charged $15,391 to selling, general and administrative expenses as consulting expenses.

On April 20, 2024, the Company entered into two Services Agreements (the “NIE Agreements”) with Dr. Nam Tran and Dr. Raymond Powell to engage them as National Implementation Experts for its wholly-owned subsidiary Verde Renewables to initiate connections with esteemed asphalt contractors, identify potential partners, explore potential collaborations through their extensive networks in the asphalt industry and recommend strategies to capitalize on emerging opportunities as designated in the NIE Agreements. Under the NIE Agreements, the Company will pay Dr. Nam Tran and Dr. Raymond Powell each by the issuance of 3,000,000 shares of the Company’s restricted shares of common stock in three tranches of 1,000,000 shares each on or before July 31, 2024, October 31, 2025, and October 31, 2026, respectively. The term of the NIE Agreements will remain effective until April 30, 2027, and both parties may renew their respective agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the respective addendum to NIE Agreements dated June 29, 2024, each tranche of shares to be issued is compensation for each service period of 12 months beginning from May 1, 2024, May 1, 2025, and May 1, 2026, respectively. The fair value of the first 1,000,000 shares was $360,000 each, calculated based on stock price of $0.36 per share on July 31, 2024 (date of final board approval and grant date), and is being amortized over the respective vesting period. The second tranche of 1,000,000 shares was issued to Dr. Raymond Powell on July 1, 2025 (also representing date of final board approval and grant date) at the stock price as of that date of $0.095, for a total value of $95,000 and is being amortized over the vesting period of 12 months beginning from May 1, 2025. The second tranche of 1,000,000 shares to Dr. Nam Tran remains to be issued to date and is accrued based on the best estimate by management of the fair value as of the reporting date of $0.10 totaling $41,918 for the services rendered till September 30, 2025. During the period ended September 30, 2025, the Company charged a total of $49,151 to selling, general and administrative expenses as consulting expenses.

On June 1, 2024, the Company entered into a multi-year Services Agreement (the “Ludwig Agreement”) with Dale Ludwig to engage him as Strategic Advisor for the Company and all its subsidiaries, to maintain and build strong relationships with policymakers at both state and federal levels, collaborate with Missouri Department of Transportation, build relationships with Missouri Asphalt Pavement Association (MAPA) members, collaborate with Missouri contractors to encourage the use of the Company's technologies, identify current biochar producers in Missouri and engage with the Missouri Department of Economic Development. Pursuant to the Ludwig Agreement, the Company agreed to issue a total of 2,000,000 restricted shares of the Company’s common stock to Dale Ludwig over three tranches of 700,000 shares on or before August 31, 2024, 700,000 shares on or before October 31, 2025, and 600,000 shares on or before October 31, 2026. Pursuant to the addendum to the Ludwig Agreement dated June 29, 2024, each tranche of shares to be issued is compensation for each service period beginning 11 months from June 1, 2024 and 12 months from May 1, 2025, and May 1, 2026, respectively. The fair value of the first 700,000 shares was $210,000, calculated based on stock price of $0.30 per share on August 8, 2024 (date of final board approval and grant date) and is being amortized over the vesting period. The second tranche of 700,000 shares to Dale Ludwig remains to be issued to date and is accrued based on the best estimate by management of the fair value as of the reporting date of $0.10 totaling $29,342 for the services rendered till September 30, 2025. During the period ended September 30, 2025, the Company charged $17,643 to selling, general and administrative expenses as consulting expenses.

The Company agreed to issue 670,000 of the Company’s restricted shares of common stock to Eric Bava, Chief Operating Officer of the Company, as part of the compensation package in the Bava Employment Agreement upon completing each full year of service. The term of the Bava Employment Agreement will remain effective until September 30, 2027. On August 30, 2024, the Company issued 670,000 of the Company’s restricted shares of common stock to Eric Bava as part of the compensation package in the Bava Employment Agreement. The fair value of first 670,000 shares was $181,235 which was calculated based on stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date ), and is being amortized over the requisite service period from October 1, 2023, to September 30, 2024. The fair value of the share compensation for his second year of service was $60,000 pursuant to the addendum dated August 29, 2025, and $60,000 is being accrued for the requisite service period from October 1, 2024, to September 30, 2025. During the period ended September 30, 2025, the Company charged a total of $15,123 to selling, general and administrative expenses as salary expenses.

On July 31, 2024, Verde Renewables a wholly owned subsidiary of the Company, entered into Service Agreement with Jeremy P. Concannon (Chief Growth Officer (“CGO”) of the Company effective from August 1, 2024) (the “Concannon Services Agreement”). Pursuant to the Concannon Services Agreement, the Company agreed to issue a total of 4,050,000 restricted shares of the Company’s common stock to Jeremy P. Concannon over three tranches of 1,350,000 shares each on or before August 31, 2024, August 31, 2025, and August 31, 2026 respectively. The term of the Concannon Service Agreement will remain effective until September 30, 2027, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the addendum to the Concannon Service Agreement dated September 27, 2024, each tranche of shares to be issued as compensation for each service period beginning 12 months from August 1, 2024, and 2025, and for 14 months from August 1, 2026, to September 30, 2027, respectively. The fair value of the first 1,350,000 shares was $365,175, calculated based on stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date), and is being amortized over the requisite service period. The second tranche of 1,350,000 shares to Jeremy P. Concannon remains to be issued to date and $21,343 is accrued for the services rendered from August 1, 2025 until September 30, 2025 based on management’s best estimate of the fair value as of the reporting date. During the period ended September 30, 2025, the Company charged $52,358 to selling, general and administrative expenses as salary expenses.

The Company agreed to issue 50,000 of the Company’s restricted shares of common stock to Hannah Bruehl, Executive Assistant to C-Suite Executives of the Company for service period from September 3, 2024 to September 2, 2025, as part of the compensation package in the Employment Agreement signed on September 3, 2024. On January 3, 2025, the Company issued 50,000 of the Company’s restricted shares of common stock to Hannah Bruehl. The fair value of 50,000 shares was $9,280 which was calculated based on stock price of $0.1856 per share on January 3, 2025 (date of final board approval and grant date), and is being amortized over the requisite service period from September 3, 2024 to September 2, 2025. During the period ended September 30, 2025, the Company charged $1,627 to selling, general and administrative expenses as salary expenses.

On November 29, 2024, the Company, through its wholly-owned subsidiary Verde Renewables, entered into a consulting services agreement (the “AUM Agreement”) to engage AUM Media Inc (“AUM”), a company incorporated in the State of Delaware, as a Capital Markets, Investor Relations and Media Relations Advisor to provide advice to the Company on its preparations for an equity raise and the planned uplisting to Nasdaq. Pursuant to terms of the AUM Agreement, the services will be provided by AUM on an annual contract basis and the agreement will continue for 12 months, starting January 1, 2025 to December 31, 2025, unless it is terminated in accordance with the termination terms under the AUM Agreement. VRI agreed to pay a fixed monthly discounted fee of $6,000 per month, payable in advance on the first day of each month. In addition, the Company shall issue shares equivalent to 9,313,100 shares of the Company’s restricted common stock to AUM or any affiliate to be designated by AUM, which represents 0.75% of the Company’s total shares outstanding as of November 29, 2024. The share issuance will occur as follows: 4,656,550 shares of the Company’s restricted common stock, being 50% of the 0.75% of the Company’s total shares outstanding, to be issued upon the signing of the Agreement, with the remaining 4,656,550 shares to be issued within three days following the Company's listing on the Nasdaq. Subsequently on January 2, 2025, the Company issued 4,656,550 of the Company’s restricted shares of common stock to Aegis Ventures Limited as designated by AUM. The fair value of first 4,656,550 shares was $745,048 calculated based on stock price of $0.16 per share on November 29, 2024 (grant date) and is being amortized over the service period of 12 months commencing January 2025. During the period ended September 30, 2025, the Company charged $187,793 to selling, general and administrative expenses as consulting expenses.

The Company agreed to issue 350,000 of the Company’s restricted shares of common stock to Karl Strahl, a Director of the Company for service period from May 1, 2025 to April 30, 2026, as part of the compensation package in the Director Appointment Agreement that the Company entered into with Karl Strahl on May 1, 2025. On June 1, 2025, the Company issued 350,000 of the Company’s restricted shares of common stock to Karl Strahl. The fair value of 350,000 shares was $33,110 which was calculated based on stock price of $0.0946 per share on June 1, 2025 (date of final board approval and grant date), and is being amortized over the requisite service period from May 1, 2025 to April 30, 2026. During the period ended September 30, 2025, the Company charged $8,345 to selling, general and administrative expenses as Director’s fee.

On October 18, 2024, the Company entered into a binding Term Sheet with C-Twelve Pty Ltd (“C-Twelve”), a corporation incorporated in Western Australia, granting the Company (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs (the “Licensed Technology”) for the production and commercialization of asphalt surfacing-related products (the “End Products”) within the United States of America and (ii) the first right of refusal to extend the exclusive licensing of the Licensed Technology to other countries and territories subject to terms and conditions to be mutually agreed upon. The Company shall commit to producing a minimum quantity of End Products each year, as defined in the definitive agreement (the “Minimum Production Amount”). The specific Minimum Production Amount will be stipulated in an appendix or exhibit to the final licensing agreement. The Company shall pay C-Twelve royalties based on the Minimum Production Amount, at a rate mutually agreed upon by both parties and specified in the definitive agreement. Should the Company fail to meet the Minimum Production Amount in any given year, it shall remain obligated to pay royalties based on the agreed upon minimum production levels. In the event that production exceeds the Minimum Production Amount, additional royalties shall be payable for the excess production, calculated at the same royalty rate or as otherwise mutually agreed in the definitive agreement. Both parties will mutually agree on a Carbon Credit percentage allowance for C-Twelve. C-Twelve shall grant the Company the right to file, prosecute, and maintain United States patent applications incorporating C-Twelve’s Intellectual Property (IP), subject to C-Twelve’s final review and approval before submission. All such patents will be filed and maintained under the Verde brand name. The Company shall reserve the right to market and sell End Products under its own brand names, with C-Twelve being referenced, as well as C-Twelve having the right to market the Company’s activities under the definitive agreement. C-Twelve shall also collaborate with the Company on a joint installation of its proprietary technology that will take place on the Company’s designated cross-section at the NCAT Test Track in Opelika, Alabama, with a target completion between December 16–20, 2024. The term sheet, originally set to expire on February 28, 2025, has been extended until May 31, 2025. Subsequently the definitive agreement, namely the C-Twelve Agreement, was entered into between the Company and C-Twelve on May 19, 2025 (“Effective Date”). The Company agreed to issue 1,500,000 shares of the Company’s restricted common stock to C-Twelve within thirty (30) business days after the Effective Date. On June 1, 2025, the Company issued 1,500,000 shares of the Company’s restricted common stock to Sundeo Pty Ltd, an affiliate designated by C-Twelve, pursuant to the C-Twelve Agreement. The fair value of 1,500,000 shares was $141,900 which was calculated based on stock price of $0.0946 per share on June 1, 2025 (date of final board approval and grant date), and is being amortized over the license period of 10 years from May 19, 2025 to May 18, 2035. During the period ended September 30, 2025, the Company charged $3,574 to selling, general and administrative expenses as licensing fee.

A summary of the status of the Company’s non-vested shares as of September 30, 2025 and June 30, 2025, and changes during the three months ended September 30, 2025 and the year ended June 30, 2025, is presented below:

	September 30, 2025		June 30, 2025
Non-vested shares	Shares	Weighted-Average-Grant Date Fair Value	Shares	Weighted-Average-Grant Date Fair Value

Nonemployee
At beginning of the year	4,233,167	$0.137	1,229,508	$0.163
Granted	1,000,000	0.095	8,856,550	0.205
Vested	(1,841,221)	0.144	(5,852,891)	0.245
At the end of the year	3,391,946	$0.121	4,233,167	$0.137

Employee and director
At beginning of the year	414,932	$0.145	-	$-
Granted	-	-	2,420,000	0.243
Vested	(211,644)	0.194	(2,005,068)	0.264
At the end of the year	203,288	$0.095	414,932	$0.145

As of September 30, 2025 and June 30,2025, the total stock-based compensation for nonemployees related to non-vested awards not yet recognized is $410,619 and $581,338, and this is expected to be recognized over a weighted-average period of 4.3 and 3.79 years respectively.

As of September 30, 2025 and June 30, 2025, the total stock-based compensation for employees and directors related to non-vested awards not yet recognized is $19,231 and $60,219, and this is expected to be recognized over a weighted-average period of 0.58 and 0.60 years respectively.

There was no income tax benefit recognized associated with the share-based compensation expenses.

NOTE 21 – SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES

On December 15, 2022, the Company entered into a Services Agreement with Looi Pei See (the “Looi Pei See Agreement”) to engage her as a consultant to develop the retail markets for the Company’s products and services in Malaysia and Singapore. The Company will pay Looi Pei See by the issuance of 1,140,000 shares of the Company’s restricted Common Stock, par value $ 0.001 per share on or before December 31, 2022. The shares were issued on December 31, 2022, for service period from December 15, 2022, to December 14, 2025. The fair value of 1,140,000 shares was $228,000 which was calculated based on stock price of $ 0.20 per share on December 31, 2022 (date of final board approval and grant date) and is being amortized over the vesting period. During the year ended June 30, 2025, the Company charged $74,082 to selling, general and administrative expenses as consulting expenses.

On October 23, 2023, the Company, through its wholly-owned subsidiary VRI, entered into a Services Agreement (the “Fosnacht Agreement”) with Donald R. Fosnacht to engage him as National Certification and Extensive BCR (Biochar Carbon Removal) Implementation Specialist to develop and implement a comprehensive strategy to obtain national and regional certification and endorsement for carbon net-negative construction products with high biochar content, encompassing asphalt, concrete, and soil stabilization as designated in the Agreement. Under the Agreement, the Company will pay Donald R. Fosnacht by the issuance of 1,000,000 shares of the Company’s restricted Common Stock, par value $0.001 per share on or before January 31, 2024. The term of the Fosnacht Agreement will remain effective until December 31, 2025, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. The fair value of 1,000,000 shares was $134,000 which was calculated based on stock price of $ 0.134 per share on January 31, 2024 (date of final board approval and grant date) and is being amortized over the vesting period. During the year ended June 30,2025, the Company charged $61,061 to selling, general and administrative expenses as consulting expenses.

On April 20, 2024, the Company entered into two Services Agreements (the “NIE Agreements”) with Dr. Nam Tran and Dr. Raymond Powell to engage them as National Implementation Experts for its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”) to initiate connections with esteemed asphalt contractors, identify potential partners, explore potential collaborations through their extensive networks in the asphalt industry and recommend strategies to capitalize on emerging opportunities as designated in the NIE Agreements. Under the NIE Agreements, the Company will pay Dr. Nam Tran and Dr. Raymond Powell each by the issuance of 3,000,000 shares of the Company’s restricted shares of Common Stock in three tranches of 1,000,000 shares each on or before July 31, 2024, October 31, 2025, and October 31, 2026, respectively. The term of the NIE Agreements will remain effective until April 30, 2027, and both parties may renew their respective agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the respective addendum to NIE Agreements dated June 29, 2024, each tranche of shares to be issued is compensation for each service period of 12 months beginning from May 1, 2024, May 1, 2025, and May 1, 2026, respectively. The fair value of the first 1,000,000 shares was $360,000 each, calculated based on stock price of $0.36 per share on July 31, 2024 (date of final board approval and grant date), and is being amortized over the respective vesting period. The fair value of the second 1,000,000 shares to be issued to Dr. Raymond Powell and Dr Nam Tran was $95,000 and $100,000, calculated based on stock price of $0.095 (date of final board approval and grant date) and $0.10 per share (accrued based on the best estimate by management of the fair value), on July 1, 2025 and August 29,2025 respectively and is being amortized over the vesting period of 12 months beginning from May 1, 2025 respectively. During the year ended June 30, 2025, the Company charged a total of $632,261 to selling, general and administrative expenses as consulting expenses.

On June 1, 2024, the Company entered into a multi-year Services Agreement (the “Ludwig Agreement”) with Dale Ludwig to engage him as Strategic Advisor for the Company and all its subsidiaries, to maintain and build strong relationships with policymakers at both state and federal levels, collaborate with Missouri Department of Transportation, build relationships with Missouri Asphalt Pavement Association (MAPA) members, collaborate with Missouri contractors to encourage the use of the Company's technologies, identify current biochar producers in Missouri and engage with the Missouri Department of Economic Development. Pursuant to the Ludwig Agreement, the Company agreed to issue a total of 2,000,000 restricted shares of the Company’s Common Stock to Dale Ludwig over three tranches of 700,000 shares on or before August 31, 2024, 700,000 shares on or before October 31, 2025, and 600,000 shares on or before October 31, 2026. Pursuant to the addendum to the Ludwig Agreement dated June 29, 2024, each tranche of shares to be issued is compensation for each service period beginning 11 months from June 1, 2024 and 12 months from May 1, 2025, and May 1, 2026, respectively. The fair value of the first 700,000 shares was $210,000, calculated based on stock price of $0.30 per share on August 8, 2024 (date of final board approval and grant date) and is being amortized over the vesting period. The fair value of the second 700,000 shares was $70,000, calculated based on stock price of $0.10 per share on August 29, 2025 (accrued based on the best estimate by management of the fair value) and is being amortized over the vesting period. During the year ended June 30, 2025, the Company charged $202,836 to selling, general and administrative expenses as consulting expenses.

The Company agreed to issue 670,000 of the Company’s restricted shares of Common Stock to Eric Bava, Chief Operating Officer of the Company, as part of the compensation package in the Bava Employment Agreement upon completing each full year of service. The term of the Bava Employment Agreement will remain effective until September 30, 2027. On August 30, 2024, the Company issued 670,000 of the Company’s restricted shares of Common Stock to Eric Bava as part of the compensation package in the Bava Employment Agreement. The fair value of first 670,000 shares was $181,235 which was calculated based on stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date ), and is being amortized over the requisite service period from October 1, 2023, to September 30, 2024. The fair value of the share compensation for the second year of service was fixed at $60,000 pursuant to the addendum date August 29,2025, and $ 44,877 is being accrued for the requisite service period from October 1, 2024, to June 30, 2025. During the year ended June 30,2025, the Company charged a total of $90,433 to selling, general and administrative expenses as salary expenses.

On July 31, 2024, Verde Renewables, Inc, a wholly owned subsidiary of the Company, entered into Service Agreement with Jeremy P. Concannon (Chief Growth Officer (“CGO”) of the Company effective from August 1, 2024) (the “Concannon Services Agreement”). Pursuant to the Concannon Services Agreement, the Company agreed to issue a total of 4,050,000 restricted shares of the Company’s Common Stock to Jeremy P. Concannon over three tranches of 1,350,000 shares each on or before August 31, 2024, August 31, 2025, and August 31, 2026 respectively. The term of the Concannon Service Agreement will remain effective until September 30, 2027, and both parties may renew the agreement, or enter into a new agreement as may be mutually agreed on terms to be separately negotiated. Pursuant to the addendum to the Concannon Service Agreement dated September 27, 2024, each tranche of shares to be issued as compensation for each service period beginning 12 months from August 1, 2024, and 2025, and for 14 months from August 1, 2026, to September 30, 2027, respectively. The fair value of the first 1,350,000 shares was $365,175, calculated based on stock price of $0.2705 per share on August 30, 2024 (date of final board approval and grant date ), and is being amortized over the requisite service period. During the year ended June 30, 2025, the Company charged $334,160 to selling, general and administrative expenses as salary expenses. The second tranche of 1,350,000 shares of our Common Stock due to be issued to Mr. Concannon on August 31, 2025, under the terms of his services agreement, has not been issued as of the date of these financial statements.

The Company agreed to issue 50,000 of the Company’s restricted shares of Common Stock to Hannah Bruehl, Executive Assistant to C-Suite Executives of the Company for service period from September 3, 2024 to September 2, 2025, as part of the compensation package in the Employment Agreement signed on September 3, 2024. On January 3, 2025, the Company issued 50,000 of the Company’s restricted shares of Common Stock to Hannah Bruehl. The fair value of 50,000 shares was $9,280 which was calculated based on stock price of $0.1856 per share on January 3, 2025 (date of final board approval and grant date), and is being amortized over the requisite service period from September 3, 2024 to September 2, 2025. During the year ended June 30, 2025, the Company charged $7,653 to selling, general and administrative expenses as salary expenses.

On November 29, 2024, the Company, through its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”), entered into a consulting services agreement (the “AUM Agreement”) to engage AUM Media Inc (“AUM”), a company incorporated in the State of Delaware, as a Capital Markets, Investor Relations and Media Relations Advisor to provide advice to the Company on its preparations for an equity raise and the planned uplisting to Nasdaq. Pursuant to terms of the AUM Agreement, the services will be provided by AUM on an annual contract basis and the agreement will continue for 12 months, starting January 1, 2025 to December 31, 2025, unless it is terminated in accordance with the termination terms under the AUM Agreement. VRI agreed to pay a fixed monthly discounted fee of $6,000 per month, payable in advance on the first day of each month. In addition, the Company shall issue shares equivalent to 9,313,100 shares of the Company’s restricted Common Stock to AUM or any affiliate to be designated by AUM, which represents 0.75% of the Company’s total shares outstanding as of November 29, 2024. The share issuance will occur as follows: 4,656,550 shares of the Company’s restricted Common Stock, being 50% of the 0.75% of the Company’s total shares outstanding, to be issued upon the signing of the Agreement, with the remaining 4,656,550 shares to be issued within three days following the Company's listing on the Nasdaq. Subsequently on January 2, 2025, the Company issued 4,656,550 of the Company’s restricted shares of Common Stock to Aegis Ventures Limited as designated by AUM. The fair value of first 4,656,550 shares was $745,048 calculated based on stock price of $0.16 per share on November 29, 2024 (grant date) and is being amortized over the service period of 12 months commencing January 2025. During the year ended June 30, 2025, the Company charged $369,462 to selling, general and administrative expenses as consulting expenses.

The Company agreed to issue 350,000 of the Company’s restricted shares of Common Stock to Karl Strahl, a Director of the Company for service period from May 1, 2025 to April 30, 2026, as part of the compensation package in the Director Appointment Agreement that the Company entered into with Karl Strahl on May 1, 2025. On June 1, 2025, the Company issued 350,000 of the Company’s restricted shares of Common Stock to Karl Strahl. The fair value of 350,000 shares was $33,110 which was calculated based on stock price of $0.0946 per share on June 1, 2025 (date of final board approval and grant date), and is being amortized over the requisite service period from May 1, 2025 to April 30, 2026. During the year ended June 30, 2025, the Company charged $5,534 to selling, general and administrative expenses as Director’s fee.

On October 18, 2024, the Company entered into a binding Term Sheet with C-Twelve Pty Ltd (“C-Twelve”), a corporation incorporated in Western Australia, granting the Company (i) an exclusive license to utilize its proprietary binder and biochar asphalt mixed designs (the “Licensed Technology”) for the production and commercialization of asphalt surfacing-related products (the “End Products”) within the United States of America and (ii) the first right of refusal to extend the exclusive licensing of the Licensed Technology to other countries and territories subject to terms and conditions to be mutually agreed upon. The Company shall commit to producing a minimum quantity of End Products each year, as defined in the definitive agreement (the “Minimum Production Amount”). The specific Minimum Production Amount will be stipulated in an appendix or exhibit to the final licensing agreement. The Company shall pay C-Twelve royalties based on the Minimum Production Amount, at a rate mutually agreed upon by both parties and specified in the definitive agreement. Should the Company fail to meet the Minimum Production Amount in any given year, it shall remain obligated to pay royalties based on the agreed upon minimum production levels. In the event that production exceeds the Minimum Production Amount, additional royalties shall be payable for the excess production, calculated at the same royalty rate or as otherwise mutually agreed in the definitive agreement. Both parties will mutually agree on a Carbon Credit percentage allowance for C-Twelve. C-Twelve shall grant the Company the right to file, prosecute, and maintain United States patent applications incorporating C-Twelve’s Intellectual Property (IP), subject to C-Twelve’s final review and approval before submission. All such patents will be filed and maintained under the Verde brand name. The Company shall reserve the right to market and sell End Products under its own brand names, with C-Twelve being referenced, as well as C-Twelve having the right to market the Company’s activities under the definitive agreement. C-Twelve shall also collaborate with the Company on a joint installation of its proprietary technology that will take place on the Company’s designated cross-section at the National Center for Asphalt Technology (NCAT) Test Track in Opelika, Alabama, with a target completion between December 16–20, 2024. The term sheet, originally set to expire on February 28, 2025, has been extended until May 31, 2025. Subsequently the definitive agreement, namely the Joint Development Agreement (“C-Twelve Agreement”), was entered into between the Company and C-Twelve on May 19, 2025 (“Effective Date”). The Company agreed to issue 1,500,000 shares of the Company’s restricted Common Stock to C-Twelve within thirty (30) business days after the Effective Date. On June 1, 2025, the Company issued 1,500,000 shares of the Company’s restricted Common Stock to Sundeo Pty Ltd, an affiliate designated by C-Twelve, pursuant to the C-Twelve Agreement. The fair value of 1,500,000 shares was $141,900 which was calculated based on stock price of $0.0946 per share on June 1, 2025 (date of final board approval and grant date), and is being amortized over the license period of 10 years from May 19, 2025 to May 18, 2035. During the year ended June 30, 2025, the Company charged $1,671 to selling, general and administrative expenses as licensing fee.

A summary of the status of the Company’s nonvested shares as of June 30, 2025 and 2024, and changes during the years ended June 30, 2025 and 2024, is presented below:

	June 30, 2025		June 30, 2024
Non-vested shares	Shares	Weighted-Average-Grant Date Fair Value	Shares	Weighted-Average-Grant Date Fair Value

Nonemployee
At beginning of the year	1,229,508	$0.163	1,779,146	$0.200
Granted	8,856,550	0.205	1,000,000	0.134
Vested	(5,852,891)	0.245	(669,714)	0.169
Forfeited	-	-	(879,924)	0.200
At the end of the year	4,233,167	$0.137	1,229,508	$0.163

Employee and director
At beginning of the year	-	$-	-	$-
Granted	2,420,000	0.243	-	-
Vested	(2,005,068)	0.264	-	-
At the end of the year	414,932	$0.145	-	$-

As of June 30, 2025 and 2024, the total stock-based compensation for nonemployee related to non-vested awards not yet recognized is $581,338 and $200,666, and this is expected to be recognized over a weighted-average period of 3.79 and 1.48 years respectively.

As of June 30, 2025 and 2024, the total stock-based compensation for employee and director related to non-vested awards not yet recognized is $60,219 and $0, and this is expected to be recognized over a weighted-average period of 0.60 and 0 years respectively.

There was no income tax benefit recognized associated with the share-based compensation expenses.